UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Coatue Offshore Master Fund, Ltd.
Address:  c/o Morgan Stanley Fund Services (Cayman) Ltd.
          P.O. Box 2681, Century Yard, 4th Floor
          Cricket Square, Hutchins Drive
          George Town, Grand Cayman KY1-1111
          Cayman Islands

13F File Number: 028-12788

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Philippe Laffont
Title:    Director
Phone:    (212) 715-5100

Signature, Place and Date of Signing:


/s/Philippe Laffont          New York, New York            February 17, 2009
--------------------        ------------------------       ---------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number             Name

    028-06391                        Coatue Management, LLC
    -----------------------          -------------------------------

SK 02984 0008 956947